Employee Cost - Fair value of the PSUs and ESO (Details)	12 Months Ended
	Mar. 31, 2023 shares	Mar. 31, 2022 shares
Statement [Line Items]
No of options, beginning of the period	6,662,551
No of options Granted	0	335,209
No of options Forfeited	(3,045,214)	(122,419)
No of options Exercised	753,622	354,242
No of options, end of the period	2,863,715	6,662,551
Remaining contractual life	3 months
ESO [Member]
Statement [Line Items]
No of options, beginning of the period	839,650	0
No of options Granted	0	839,650
No of options Forfeited	(78,822)	0
No of options Exercised	0	0
No of options, end of the period	760,828	839,650
Remaining contractual life	28 months	28 months
PSU [Member]
Statement [Line Items]
No of options, beginning of the period	964,569	0
No of options Granted	659,186	964,569
No of options Forfeited	(92,349)	0
No of options Exercised	0	0
No of options, end of the period	1,531,406	964,569
Remaining contractual life	28 months	28 months